Loans - Schedule of Loans Not Rated by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	$ 121,662	$ 120,685
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	120,620	119,795
Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,042	890
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	865	285
Commercial [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	865	285
Commercial [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,446	2,460
Commercial Real Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,446	2,460
Commercial Real Estate [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	111,161	110,159
Residential Real Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	110,119	109,276
Residential Real Estate [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,042	883
Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,503	1,301
Construction & Land Development [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	1,503	1,294
Construction & Land Development [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans		7
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	6,687	6,480
Consumer [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	6,687	6,480
Consumer [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans